Interests in Other Entities (Tables)	12 Months Ended
Jun. 30, 2026
Interests in Other Entities [Abstract]
Schedule of Subsidiaries	The country of incorporation or registration is also their principal place of business.
		Percentage of Ownership
	Country of Incorporation	30 June 2026	30 June 2025

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis ESP Pty Ltd	Australia	100%	100%
Immuron Canada Ltd.	Canada	100%	100%
Name of entity	Place of business/ country of incorporation	Ownership interest held by the group
		2026%	2025%
Ateria Health Limited	United Kingdom	23.6	23.6

Schedule of Financial Information for Associates

(i)	Summarised financial information for associates
	30 June 2026	30 June 2025	30 June 2024
The group’s share of loss for the period	-	-	(1,456,019)
Recognised in:	Note	30 June 2026	30 June 2025	30 June 2024
Share of loss for the year - 23.6% (2025: 23.6%)		-	-	(291,711)
Impairment of investment in associate	8(c)(i)	-	-	(1,164,308)
		-	-	(1,456,019)